RESEARCH EXPENSES, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Research and Development [Abstract]
RESEARCH EXPENSES, NET

NOTE 11 - RESEARCH AND DEVELOPMENT EXPENSES, NET

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited
Wages and related expenses	$350,250	$345,802	$121,593	$109,933	$464,481
Materials	90,717	10,580	40,802	190	11,072
Patents	60,084	24,021	41,310	6,720	36,967
Office and maintenance	8,868	46,614	4,538	42,139	11,122
Rent	36,282	18,454	10,941	17,722	29,442
Professional services	131,935	272,441	119,511	46,326	364,638
Depreciation	3,715	7,269	2,128	4,221	6,392
Other	31,769	20,693	20,872	15,377	100,033

	713,620	745,874	361,695	211,874	1,024,147
Less grants received from chief scientist	(111,045)	(268,267)	(21,644)	(196,261)	(201,388)

	$602,575	$477,607	$340,051	$15,613	$822,759

NOTE 11 - RESEARCH EXPENSES, NET

	Year ended December 31,
	2015	2014
Wages and related expenses	$464,481	$479,717
Materials	11,072	27,083
Patents	36,967	115,853
Office and maintenance	11,122	15,258
Rent	29,442	28,689
Professional services	364,638	537,422
Depreciation	6,392	5,223
Other	100,033	57,086

	1,024,147	1,266,331
Less grants received from chief scientist	(201,388)	(429,633)

	$822,759	$836,698